Stock options (Tables)	9 Months Ended
May 31, 2022
Stock Options
Schedule of detailed information about number and weighted average exercise prices of share options

The following tables reflect the stock options issued and outstanding as of May 31, 2022:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, August 31, 2020	253,121	12.73	4.39	4.31
Granted	1,333	7.38	6.24
Expired/Cancelled	(16,694)	20.90	8.56
Balance, May 31, 2021	237,760	12.13	4.40	3.30

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	28,750	5.42	2.44
Expired/Cancelled	(204,236)	11.18	7.21
Balance, May 31, 2022	517,452	11.47	6.74	3.89

Exercisable as of May 31, 2022	186,706	11.38	4.42	2.14

Schedule of detailed information about options issued and outstanding

Expiry date	Outstanding options	CAD	Weighted average exercise price USD	Weighted average remaining contractual term (Years)

June 30, 2022	4,428	153.45	118.15	0.08
April 1, 2023	47,499	11.25	7.91	0.84
October 31, 2023	64,997	11.25	7.91	1.42
January 29, 2025	46	106.50	76.43	2.67
August 25, 2025	340	106.50	76.43	3.24
September 23, 2025	11	106.50	76.43	3.32
February 10, 2026	1,434	106.50	76.43	3.70
May 19, 2026	4	106.50	76.43	3.97
May 23, 2026	9	106.50	76.43	3.98
June 24, 2026	240,826	15.04	12.21	4.07
July 1, 2026	10,000	14.87	12.00	4.09
July 2, 2026	48,984	15.08	12.21	4.09
August 20, 2026	20,000	7.78	6.05	4.22
March 3, 2027	1,256	106.50	76.43	4.76
July 31, 2027	133	106.50	76.43	5.17
November 3, 2027	133	106.50	76.43	5.43
November 7, 2029	36,586	7.50	5.38	7.44
December 2, 2030	1,333	9.50	7.38	8.51
June 14, 2031	10,683	14.20	11.69	9.04
November 23, 2031	10,000	12.45	9.82	9.49
December 31, 2026	3,750	3.87	3.05	4.59
January 31, 2027	15,000	3.90	3.07	4.67
	517,452	14.70	11.47	3.89